Quarterly Holdings Report
for
Fidelity Advisor® Stock Selector Mid Cap Fund
August 31, 2026
MC-NPRT3-1026
1.805741.122
Common Stocks - 97.9%
	Shares	Value ($)
BERMUDA - 0.5%
Financials - 0.5%
Capital Markets - 0.5%
Marex Group Ltd	186,903	13,546,729
CANADA - 0.1%
Consumer Discretionary - 0.1%
Specialty Retail - 0.1%
Aritzia Inc Subordinate Voting Shares (b)	47,700	4,545,430
CHILE - 0.7%
Materials - 0.7%
Metals & Mining - 0.7%
Lundin Mining Corp	707,400	18,941,242
FINLAND - 0.4%
Consumer Discretionary - 0.4%
Textiles, Apparel & Luxury Goods - 0.4%
Amer Sports Inc (b)	338,000	10,325,900
FRANCE - 0.7%
Financials - 0.2%
Capital Markets - 0.2%
Amundi SA (e)(f)	46,500	5,098,740
Health Care - 0.5%
Life Sciences Tools & Services - 0.5%
Sartorius Stedim Biotech	66,000	15,025,811
TOTAL FRANCE		20,124,551
GRAND CAYMAN (UK OVERSEAS TER) - 0.3%
Financials - 0.3%
Capital Markets - 0.3%
Patria Investments Ltd Class A (c)	648,505	7,354,047
ISRAEL - 0.2%
Information Technology - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (b)	15,300	5,331,285
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (b)	204,100	7,398,625
PUERTO RICO - 0.6%
Financials - 0.6%
Banks - 0.6%
Popular Inc	92,067	15,484,749
UNITED KINGDOM - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
DPC Holdings PLC (c)	3,800	159,447
UNITED STATES - 94.1%
Communication Services - 1.4%
Entertainment - 0.7%
Roku Inc Class A (b)	92,476	14,512,259
Warner Music Group Corp Class A	152,648	4,306,200
		18,818,459
Interactive Media & Services - 0.2%
Pinterest Inc Class A (b)	344,293	7,474,601
Media - 0.5%
New York Times Co/The Class A	142,108	9,559,605
Nexstar Media Group Inc	24,274	4,421,024
Sirius XM Holdings Inc (c)	83,901	2,363,491
		16,344,120
TOTAL COMMUNICATION SERVICES		42,637,180
Consumer Discretionary - 9.5%
Automobile Components - 0.3%
Aptiv PLC (b)	180,800	8,092,608
Broadline Retail - 0.5%
Etsy Inc (b)	81,400	6,620,262
Ollie's Bargain Outlet Holdings Inc (b)	92,100	6,946,182
		13,566,444
Diversified Consumer Services - 0.8%
Service Corp International/US	257,100	20,989,644
Hotels, Restaurants & Leisure - 2.7%
Aramark	388,900	21,898,959
Brinker International Inc (b)(c)	54,000	12,339,000
Cava Group Inc (b)	228,500	15,023,875
Lindblad Expeditions Holdings Inc (b)	387,700	10,297,312
Wingstop Inc	69,500	7,608,860
Wynn Resorts Ltd	64,800	5,914,944
		73,082,950
Household Durables - 1.8%
Meritage Homes Corp	115,100	7,991,393
Somnigroup International Inc	278,300	18,019,925
Toll Brothers Inc	160,700	23,052,415
		49,063,733
Leisure Products - 0.4%
YETI Holdings Inc (b)	294,100	12,072,805
Specialty Retail - 2.2%
Bath & Body Works Inc	470,900	9,064,825
Bob's Discount Furniture Inc (c)	556,400	9,364,212
Burlington Stores Inc (b)	79,048	20,533,508
Five Below Inc (b)	88,600	21,870,024
		60,832,569
Textiles, Apparel & Luxury Goods - 0.8%
Kontoor Brands Inc	85,200	6,424,932
Ralph Lauren Corp Class A	31,900	11,066,110
VF Corp	440,300	5,917,632
		23,408,674
TOTAL CONSUMER DISCRETIONARY		261,109,427
Consumer Staples - 3.3%
Beverages - 0.5%
Celsius Holdings Inc (b)(c)	124,380	3,911,751
Coca-Cola Consolidated Inc	44,065	8,617,792
		12,529,543
Consumer Staples Distribution & Retail - 2.1%
BJ's Wholesale Club Holdings Inc (b)	128,426	11,641,817
Maplebear Inc (b)	101,998	5,152,939
Performance Food Group Co (b)	136,055	13,492,574
Sprouts Farmers Market Inc (b)	79,361	6,510,776
US Foods Holding Corp (b)	186,706	19,574,258
		56,372,364
Food Products - 0.6%
Darling Ingredients Inc (b)	141,256	9,361,036
Ingredion Inc	43,089	4,457,988
Pilgrim's Pride Corp (b)(c)	21,846	685,527
Post Holdings Inc (b)	29,712	2,476,792
		16,981,343
Personal Care Products - 0.1%
elf Beauty Inc (b)	36,274	3,955,679
TOTAL CONSUMER STAPLES		89,838,929
Energy - 5.2%
Energy Equipment & Services - 0.9%
Liberty Energy Inc Class A (c)	374,760	7,386,520
Noble Corp PLC	149,800	6,865,333
Weatherford International PLC	134,200	13,120,734
		27,372,587
Oil, Gas & Consumable Fuels - 4.3%
Antero Resources Corp (b)	392,700	15,111,096
HF Sinclair Corp	241,406	24,529,264
Northern Oil & Gas Inc (c)	176,100	4,580,361
Ovintiv Inc	343,600	22,557,340
Permian Resources Holdings Inc/DE Class A	1,133,000	26,387,570
Plains All American Pipeline LP	375,900	9,641,835
Targa Resources Corp	50,300	14,770,595
		117,578,061
TOTAL ENERGY		144,950,648
Financials - 13.7%
Banks - 5.5%
East West Bancorp Inc	187,133	23,739,693
Eastern Bankshares Inc	590,130	12,959,255
First Horizon Corp	517,134	12,576,699
FNB Corp/PA	882,458	16,087,209
Hancock Whitney Corp	225,863	16,824,535
Pinnacle Financial Partners Inc	197,128	19,706,886
UMB Financial Corp	113,326	16,050,361
Western Alliance Bancorp	170,833	13,347,182
Wintrust Financial Corp	137,165	20,624,130
		151,915,950
Capital Markets - 1.9%
Blue Owl Capital Inc Class A (c)	751,549	9,198,960
Carlyle Group Inc/The	301,803	14,604,247
Evercore Inc Class A	48,016	13,753,223
Raymond James Financial Inc	76,155	13,568,536
		51,124,966
Consumer Finance - 0.8%
FirstCash Holdings Inc	35,408	7,593,954
SLM Corp (c)	683,764	17,757,351
		25,351,305
Financial Services - 1.8%
Corebridge Financial Inc	549,275	17,873,409
NMI Holdings Inc (b)	244,177	10,829,250
Voya Financial Inc	202,964	20,564,312
		49,266,971
Insurance - 3.7%
American Financial Group Inc/OH	140,822	20,074,176
Assurant Inc	43,086	12,144,220
Baldwin Insurance Group Inc/The Class A (b)(c)	621,745	19,180,833
Reinsurance Group of America Inc	114,027	28,055,204
Selective Insurance Group Inc	82,218	7,505,681
Unum Group	155,378	14,484,337
		101,444,451
TOTAL FINANCIALS		379,103,643
Health Care - 9.2%
Biotechnology - 2.2%
Alnylam Pharmaceuticals Inc (b)	30,000	7,220,700
Caris Life Sciences Inc (b)	272,200	6,938,378
Legend Biotech Corp ADR (b)	390,000	8,104,200
Moderna Inc (b)	45,000	6,315,300
Roivant Sciences Ltd (b)	580,000	20,091,200
United Therapeutics Corp (b)	8,500	4,338,230
Veracyte Inc (b)	208,000	8,983,520
		61,991,528
Health Care Providers & Services - 0.8%
BrightSpring Health Services Inc (b)	300,000	17,520,000
Tenet Healthcare Corp (b)	20,800	5,530,928
		23,050,928
Life Sciences Tools & Services - 3.6%
10X Genomics Inc Class A (b)	300,000	18,735,000
Illumina Inc (b)	130,000	27,771,900
Medpace Holdings Inc (b)	26,000	15,443,740
Repligen Corp (b)	110,000	19,907,800
West Pharmaceutical Services Inc	44,500	15,179,395
		97,037,835
Pharmaceuticals - 2.6%
Elanco Animal Health Inc (b)	960,000	22,963,200
Jazz Pharmaceuticals PLC (b)	91,800	23,012,424
Royalty Pharma PLC Class A	200,000	12,282,000
Viatris Inc	800,000	13,208,000
		71,465,624
TOTAL HEALTH CARE		253,545,915
Industrials - 24.6%
Aerospace & Defense - 4.4%
Arxis Inc Class A	6,800	352,036
Carpenter Technology Corp	80,100	38,161,242
Curtiss-Wright Corp	10,900	6,349,577
HEICO Corp Class A	97,313	23,760,915
Howmet Aerospace Inc	101,500	24,862,425
StandardAero Inc (b)	15,300	374,697
Woodward Inc	78,100	26,539,942
		120,400,834
Building Products - 1.9%
Armstrong World Industries Inc	19,900	3,434,342
Carlisle Cos Inc	50,740	17,585,469
Madison Air Solutions Corp Class A	23,900	630,960
Owens Corning	37,600	5,194,440
Simpson Manufacturing Co Inc	113,600	20,744,496
Trex Co Inc (b)	106,600	4,858,828
		52,448,535
Commercial Services & Supplies - 0.6%
Brink's Co/The	161,632	17,606,574
Construction & Engineering - 1.9%
Comfort Systems USA Inc	17,400	26,893,788
EMCOR Group Inc	21,900	16,086,426
WillScot Holdings Corp	438,798	9,083,119
		52,063,333
Electrical Equipment - 1.8%
Acuity Inc	35,600	11,811,724
Forgent Power Solutions Inc Class A	23,900	729,906
Nextpower Inc (b)	130,700	10,721,321
nVent Electric PLC	184,200	27,768,150
		51,031,101
Ground Transportation - 3.0%
Knight-Swift Transportation Holdings Inc	110,700	7,584,057
Landstar System Inc	138,611	25,037,305
XPO Inc (b)	261,000	50,631,390
		83,252,752
Machinery - 5.8%
Allison Transmission Holdings Inc	119,563	15,030,265
Crane Co	136,200	27,930,534
Dover Corp	35,100	6,817,473
Esab Corp (c)	222,800	16,794,664
Flowserve Corp (c)	444,394	35,147,121
ITT Inc	178,587	35,769,191
RBC Bearings Inc (b)	38,900	19,226,714
		156,715,962
Marine Transportation - 1.4%
Kirby Corp (b)	281,494	39,932,739
Professional Services - 1.4%
CACI International Inc (b)	46,100	28,720,761
KBR Inc	229,760	8,616,000
		37,336,761
Trading Companies & Distributors - 2.4%
Core & Main Inc Class A (b)	211,000	9,064,560
Watsco Inc (c)	39,400	12,206,908
Wesco International Inc	136,013	46,298,825
		67,570,293
TOTAL INDUSTRIALS		678,358,884
Information Technology - 13.3%
Electronic Equipment, Instruments & Components - 2.8%
Cognex Corp	290,500	17,708,880
Coherent Corp (b)	23,800	6,612,354
Flex Ltd (b)	147,700	16,136,225
TD SYNNEX Corp	149,230	37,732,806
		78,190,265
IT Services - 3.2%
Csquare Inc	174,400	3,385,104
DigitalOcean Holdings Inc (b)	75,900	8,401,371
Okta Inc Class A (b)	206,900	35,801,976
Twilio Inc Class A (b)	177,800	41,895,014
		89,483,465
Semiconductors & Semiconductor Equipment - 3.7%
Entegris Inc	174,300	23,581,047
MACOM Technology Solutions Holdings Inc (b)	133,700	35,274,071
MKS Inc	64,600	16,553,104
Rambus Inc (b)	128,600	11,148,334
Skyworks Solutions Inc (c)	234,900	15,740,649
		102,297,205
Software - 3.3%
Gen Digital Inc	614,700	19,055,700
Manhattan Associates Inc (b)	74,000	16,516,060
Nutanix Inc Class A (b)	233,567	16,015,689
Pivotal Software Inc rights (b)(d)	509,500	5
Rubrik Inc Class A (b)	230,700	21,464,328
Samsara Inc Class A (b)	418,200	17,083,470
		90,135,252
Technology Hardware, Storage & Peripherals - 0.3%
Everpure Inc Class A (b)	7,906	734,862
Western Digital Corp	16,600	7,479,130
		8,213,992
TOTAL INFORMATION TECHNOLOGY		368,320,179
Materials - 4.5%
Chemicals - 1.4%
Avient Corp (c)	239,300	10,543,558
RPM International Inc	188,500	19,622,850
Westlake Corp (c)	95,200	7,146,664
		37,313,072
Construction Materials - 0.8%
Eagle Materials Inc	71,800	13,947,868
James Hardie Industries PLC (b)	274,300	8,149,453
		22,097,321
Containers & Packaging - 0.7%
Crown Holdings Inc	178,700	20,798,893
Metals & Mining - 1.6%
Century Aluminum Co (b)	103,800	4,750,926
Coeur Mining Inc	582,000	12,093,960
Reliance Inc	71,200	27,344,360
		44,189,246
TOTAL MATERIALS		124,398,532
Real Estate - 6.5%
Health Care REITs - 1.2%
CareTrust REIT Inc	292,400	11,388,980
National Healthcare Properties Inc Class A (c)	229,600	3,687,376
Ventas Inc	192,000	17,504,640
		32,580,996
Industrial REITs - 1.0%
EastGroup Properties Inc	70,600	14,084,700
Terreno Realty Corp	191,000	12,646,110
		26,730,810
Office REITs - 0.7%
Douglas Emmett Inc	328,600	3,798,616
Postal Realty Trust Inc Class A	688,880	16,154,236
		19,952,852
Real Estate Management & Development - 0.8%
Compass Inc Class A (b)	529,200	5,588,352
Jones Lang LaSalle Inc (b)	48,900	17,891,043
		23,479,395
Residential REITs - 1.0%
Camden Property Trust	41,200	4,358,960
Invitation Homes Inc	292,800	8,532,192
Sun Communities Inc	110,000	13,356,200
		26,247,352
Retail REITs - 0.6%
Macerich Co/The	222,100	5,246,002
Urban Edge Properties	608,600	12,877,976
		18,123,978
Specialized REITs - 1.2%
CubeSmart	227,952	9,054,253
Four Corners Property Trust Inc	472,500	11,755,800
Outfront Media Inc	381,134	11,197,717
		32,007,770
TOTAL REAL ESTATE		179,123,153
Utilities - 2.9%
Electric Utilities - 0.9%
IDACORP Inc	21,600	2,941,056
OGE Energy Corp	235,000	10,723,050
Pinnacle West Capital Corp	53,300	5,204,212
Portland General Electric Co (c)	143,200	6,996,752
		25,865,070
Gas Utilities - 1.2%
National Fuel Gas Co	107,594	8,936,758
Southwest Gas Holdings Inc	89,100	7,870,203
UGI Corp	338,400	13,011,480
		29,818,441
Independent Power and Renewable Electricity Producers - 0.8%
Ormat Technologies Inc (c)	76,500	7,803,000
Talen Energy Corp (b)	53,000	15,675,280
		23,478,280
TOTAL UTILITIES		79,161,791
TOTAL UNITED STATES		2,600,548,281
TOTAL COMMON STOCKS (Cost $2,001,507,281)		2,703,760,286

U.S. Treasury Obligations - 0.1%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 10/8/2026	3.75	100,000	99,618
US Treasury Bills 0% 11/19/2026 (h)	3.74	2,500,000	2,479,482
US Treasury Bills 0% 9/17/2026	3.66 to 3.70	190,000	189,693
US Treasury Bills 0% 9/3/2026	3.66	80,000	79,984
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,848,986)			2,848,777

Money Market Funds - 3.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i)	3.69	56,354,367	56,365,638
Fidelity Securities Lending Cash Central Fund (i)(j)	3.72	32,182,553	32,185,771
TOTAL MONEY MARKET FUNDS (Cost $88,546,886)			88,551,409

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $2,092,903,153)	2,795,160,472
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(32,563,067)
NET ASSETS - 100.0%	2,762,597,405

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CME E-Mini S&P MidCap 400 Index Contracts (United States)	95	9/2026	35,787,450	(1,035,874)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing.
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,098,740 or 0.2% of net assets.

(f)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,098,740 or 0.2% of net assets.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,450,720.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $66,058,102.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	22,206,336	598,518,789	564,356,266	1,097,684	(6,290)	3,069	56,365,638	56,354,367
Fidelity Securities Lending Cash Central Fund	49,451,201	1,211,829,888	1,229,093,737	218,908	(1,580)	(1)	32,185,771	32,182,553
	71,657,537	1,810,348,677	1,793,450,003	1,316,592	(7,870)	3,068	88,551,409

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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